Investments - Schedule of Investment Gains (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Investments [Abstract]
Available-for-sale Securities, Gross Realized Gains	$ 33	$ 134	$ 127	$ 453	$ 799	$ 4,147
Marketable Securities, Realized Gain (Loss)	0	1	394	645	636	0
Net investment gains	$ 33	$ 779	$ 521	$ 1,098	$ 1,435	$ 4,147